Summary of employee share and options plan (Details)		6 Months Ended
		Dec. 31, 2023 AUD ($) shares	Dec. 31, 2022 AUD ($) shares
IfrsStatementLineItems [Line Items]
Unquoted securities, beginning balance | $		$ 5,688,148	$ 10,751,832
Share based payments expense | $		83,470	333,829
Forfeited performance rights | $		(2,356,830)	(291,428)
Lapsed options | $
Balance before share consolidation | $		3,414,788
Share consolidation | $	[1]
Warrants issued | $	[2]
Unquoted securities, ending balance | $		$ 3,414,788	$ 10,794,233
Performance Rights [member]
IfrsStatementLineItems [Line Items]
Options and warrants, beginning balance		225,000,000	265,000,000
Share based payments expense
Forfeited performance rights		(125,000,000)	(40,000,000)
Lapsed options
Balance before share consolidation		100,000,000
Share consolidation	[1]	(99,000,000)
Warrants issued	[2]
Options and warrants, ending balance		1,000,000	225,000,000
Options and warrants [member]
IfrsStatementLineItems [Line Items]
Options and warrants, beginning balance		277,166,778	756,666,778
Share based payments expense
Forfeited performance rights
Lapsed options		(8,400,000)	(479,500,000)
Balance before share consolidation		268,766,778
Share consolidation	[1]	(266,079,110)
Warrants issued	[2]	1,942,500
Options and warrants, ending balance		4,630,168	277,166,778
Performance rights and options and warrants [member]
IfrsStatementLineItems [Line Items]
Options and warrants, beginning balance		502,166,778	1,021,666,778
Share based payments expense
Forfeited performance rights		(125,000,000)	(40,000,000)
Lapsed options		(8,400,000)	(479,500,000)
Balance before share consolidation		368,766,778
Share consolidation	[1]	(365,079,110)
Warrants issued	[2]	1,942,500
Options and warrants, ending balance		5,630,168	502,166,778

[1]	On 18 December 2023 GTG undertook a share consolidation of its equity securities on the basis of 1 security for every 100 securities held. Shareholders approved the equity consolidation at the 2023 AGM.
[2]	Made up of the issue of 1,500,000 warrants to the company’s capital raising agent during the reporting period plus an